Other Short-term Liabilities	12 Months Ended
Dec. 31, 2015
OTHER SHORT-TERM LIABILITIES [Abstract]
Other Short-term Liabilities

17. OTHER SHORT-TERM LIABILITIES

	As of December 31, (in thousands)
	2014	2015
Matching loans from related parties	$—	$184,239
Customer deposits	4,315	4,509
Advance from government grants	4,613	1,694
Others	5,965	7,723

Total	$14,893	$198,165

During 2015, subsidiaries of the Company and subsidiaries of Sohu and SoEasy entered into a series of loan agreements. (See Note 9 —PREPAID AND OTHER CURRENT ASSETS).